RELATED PARTY TRANSACTIONS - Additional information (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Jul. 12, 2024
RELATED PARTY TRANSACTIONS
Exercise price of warrants						$ 3.61
Principal amount							$ 3,800,000
Related party	$ 1,057,000		$ 1,057,000
Selling, general and administrative expenses	$ 4,900,000	$ 2,843,000	$ 11,773,000	$ 8,780,000
Monterey Capital Acquisition Corporation
RELATED PARTY TRANSACTIONS
Exercise price of warrants					$ 1
Related party					$ 68,460	$ 9,960
Monterey Capital Acquisition Corporation | Sponsor
RELATED PARTY TRANSACTIONS
Related party					68,460	9,960
Monterey Capital Acquisition Corporation | Working capital loans | Sponsor
RELATED PARTY TRANSACTIONS
Maximum borrowing capacity of related party promissory note					582,457	157,000
Maximum loans convertible into warrants					$ 1,500,000
Debt instrument convertible conversion price					$ 1
Convertible notes					$ 739,457	157,000
Monterey Capital Acquisition Corporation | Administrative support agreement | Sponsor
RELATED PARTY TRANSACTIONS
Expenses per month					10,000
Expenses incurred					120,000	75,000
Related party					63,600	5,100
Monterey Capital Acquisition Corporation | Promissory note with related party | Sponsor
RELATED PARTY TRANSACTIONS
Maximum borrowing capacity of related party promissory note					400,000
Convertible notes					$ 0	$ 0